SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 142,144	$ 57,351
Prepaid expenses	398,712	128,398
Prepaid insurance	56,125	13,746
Employee advances			7,150
Other current assets	30,780		5,776
Total prepaid expenses and other current assets	$ 485,617	$ 142,144	$ 70,277